FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.31%
Apparel & Textile Products — 3.81%
Carter's, Inc. 629,619 $ 47,152,167
Crocs, Inc.
(a)
509,387 47,581,840
Deckers Outdoor Corp.
(a)
184,813 123,534,553
Kontoor Brands, Inc. 889,665 55,532,889
Oxford Industries, Inc. 61,861 6,186,100
Ralph Lauren Corp. 160,579 23,155,492
303,143,041
Asset Management — 2.22%
Federated Hermes, Inc., Class B 2,033,373 68,850,010
Stifel Financial Corp. 1,562,799 108,067,551
176,917,561
Banking — 13.44%
Atlantic Union Bancshares Corp. 497,226 18,168,638
BancFirst Corp. 234,477 22,821,646
Bank OZK
(b)
4,612,897 229,860,659
Berkshire Hills Bancorp, Inc. 1,059,319 26,302,891
Cadence Ba nk 5,337,353 157,932,275
F.N.B. Corp. 4,020,501 55,362,299
First Commonwealth Financial Corp. 2,354,856 36,358,977
First Financial Bancorp 1,645,787 39,087,441
First Financial Bankshares, Inc. 1,422,031 43,087,539
First Financial Corp. 112,829 4,855,032
Fulton Financial Corp. 2,903,046 47,784,137
Hancock Whitney Corp. 1,668,421 81,068,576
Lakeland Financial Corp. 326,715 21,288,749
NBT Bancorp, Inc. 723,744 30,332,111
Wintrust Financial Corp. 1,169,928 108,510,822
Zions Bancorp.
(b)
3,327,749 145,988,349
1,068,810,141
Biotech & Pharma — 2.68%
Amphastar Pharmaceuticals, Inc.
(a)
1,200,192 74,231,875
Exelixis, Inc.
(a)
2,049,690 49,172,063
United Therapeutics Corp.
(a)
406,732 89,436,300
212,840,238
Chemicals — 0.42%
Avient Corp. 362,829 15,082,802
Huntsman Corp. 722,265 18,150,519
33,233,321
Commercial Support Services — 4.10%
AMN Healthcare Services, Inc.
(a)
508,347 38,065,023
Clean Harbors, Inc.
(a)
186,951 32,624,819
FTI Consulting, Inc.
(a)
210,807 41,982,214
H&R Block, Inc.
(b)
2,473,154 119,626,460
Kforce, Inc. 228,298 15,423,813

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Commercial Support Services — (continued)
TriNet Group, Inc.
(a)
662,539 $ 78,795,763
326,518,092
Consumer Services — 2.22%
Adtalem Global Education, Inc.
(a)
1,405,482 82,853,165
Perdoceo Education Corp. 759,208 13,331,692
Rent-A-Center, Inc. 482,996 16,407,374
Stride, Inc.
(a)
1,081,457 64,206,102
176,798,333
Containers & Packaging — 1.93%
Graphic Packaging Holding Co. 2,396,373 59,070,594
Sonoco Products Co. 1,686,231 94,209,726
153,280,320
Electric Utilities — 0.72%
Otter Tail Corp.
(b)
677,021 57,526,474
Electrical Equipment — 5.26%
Acuity Brands, Inc. 887,577 181,802,397
Atkore, Inc.
(a)
685,683 109,709,280
Belden, Inc. 442,987 34,220,746
Vontier Corp. 2,666,680 92,133,794
417,866,217
Engineering & Construction — 8.82%
Comfort Systems USA, Inc. 1,011,405 208,015,666
EMCOR Group, Inc. 1,006,199 216,765,450
Installed Building Products, Inc. 617,583 112,906,524
Primoris Services Corp. 632,978 21,021,199
Sterling Infrastructure, Inc.
(a)
740,076 65,074,883
TopBuild Corp.
(a)
204,744 76,627,489
700,411,211
Food — 0.95%
Simply Good Foods Co. (The)
(a)
1,897,738 75,150,425
Health Care Facilities & Services — 3.47%
Chemed Corp. 129,975 76,002,881
Medpace Holdings, Inc.
(a)
418,310 128,224,565
Option Care Health, Inc.
(a)
2,142,251 72,172,436
276,399,882
Home Construction — 5.00%
Armstrong World Industries, Inc. 662,395 65,126,676
Masonite International Corp.
(a)
275,719 23,342,371
Masterbrand, Inc.
(a)
2,419,195 35,925,046
Meritage Homes Corp. 647,260 112,752,692
Taylor Morrison Home Corp.
(a)
3,011,067 160,640,423
397,787,208

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Household Products — 0.28%
Helen of Troy Ltd.
(a)
187,180 $ 22,613,216
Industrial Intermediate Products — 1.29%
Mueller Industries, Inc.
(b)
2,179,608 102,768,517
Industrial Support Services — 1.06%
Applied Industrial Technologies, Inc. 487,732 84,226,439
Institutional Financial Services — 1.46%
Evercore, Inc., Class A 678,742 116,098,819
Insurance — 1.51%
Hanover Insurance Group, Inc. 798,153 96,911,737
Primerica, Inc. 110,887 22,816,109
119,727,846
Leisure Facilities & Services — 0.49%
Boyd Gaming Corp. 623,247 39,021,495
Machinery — 1.96%
Crane Co. 336,046 39,700,474
Crane Holding Co. 612,046 34,807,056
Donaldson Co., Inc. 1,251,292 81,771,933
156,279,463
Medical Equipment & Devices — 4.56%
Bruker Corp. 1,779,602 130,765,155
Globus Medical, Inc., Class A
(a)
532,038 28,352,305
Integer Holdings Corp.
(a)
904,539 89,621,724
Integra LifeSciences Holdings Corp.
(a)
796,433 34,684,657
Merit Medical Systems, Inc.
(a)
1,044,127 79,311,887
362,735,728
Metals & Mining — 1.99%
Alpha Metallurgical Resources, Inc. 466,638 158,152,951
Oil & Gas Producers — 4.60%
Chord Energy Corp. 983,446 163,478,229
HF Sinclair Corp. 1,200,860 66,731,790
Murphy USA, Inc. 379,920 135,464,275
365,674,294
Publishing & Broadcasting — 1.09%
Nexstar Media Group, Inc., Class A 555,281 87,040,297
Real Estate — 1.65%
Apple Hospitality REIT, Inc.
(b)
6,777,247 112,570,073
Piedmont Office Realty Trust, Inc., Class A 2,655,786 18,882,638
131,452,711
Retail - Discretionary — 3.57%
Academy Sports & Outdoors, Inc. 1,344,727 88,751,982
AutoNation, Inc.
(a)
346,715 52,069,659
Builders FirstSource, Inc.
(a)
314,945 52,576,918

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — (continued)
Signet Jewelers Ltd.
(b)
844,187 $ 90,547,498
283,946,057
Semiconductors — 0.68%
Cirrus Logic, Inc.
(a)
557,778 46,401,552
Diodes, Inc.
(a)
93,145 7,500,035
53,901,587
Software — 3.39%
Concentrix Corp. 1,112,419 109,250,671
Donnelley Financial Solutions, Inc.
(a)
322,208 20,096,113
Progress Software Corp. 1,114,547 60,519,902
Teradata Corp.
(a)
612,385 26,644,871
Ziff Davis, Inc.
(a)
789,238 53,028,901
269,540,458
Specialty Finance — 0.28%
Stewart Information Services Corp. 382,300 22,460,125
Steel — 2.15%
Commercial Metals Co. 3,436,933 171,984,128
Technology Hardware — 3.07%
Avnet, Inc. 688,972 34,724,189
InterDigital, Inc. 445,167 48,318,426
Jabil, Inc. 880,679 112,198,505
Sanmina Corp.
(a)
954,955 49,056,038
244,297,158
Technology Services — 4.65%
CSG Systems International, Inc. 1,170,426 62,278,367
EVERTEC, Inc. 1,165,876 47,730,963
ExlService Holdings, Inc.
(a)
3,054,206 94,222,255
Insight Enterprises, Inc.
(a)
381,389 67,578,317
Science Applications International Corp. 788,703 98,051,558
369,861,460
Transportation & Logistics — 2.54%
Hub Group, Inc., Class A
(a)
311,732 28,660,640
Landstar System, Inc. 384,529 74,464,041
Ryder System, Inc. 588,300 67,689,798
Teekay Tankers Ltd., Class A 624,286 31,195,571
202,010,050
Total Common Stocks (Cost $5,609,627,804) 7,740,475,263
COLLATERAL FOR SECURITIES LOANED — 0.33%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%
(c)
26,275,086
Total Collateral for Securities Loaned (Cost $26,275,086) 26,275,086

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS - 1.39%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
5.29%
(c)
110,764,358 $ 110,764,358
Total Money Market Funds
(Cost $110,764,358) 110,764,358
Total Investments — 99.03%
(Cost $5,746,667,248) 7,877,514,707
Other Assets in Excess of liabilities
(d)
— 0.97% 77,102,564
NET ASSETS — 100.00% $ 7,954,617,271
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $25,466,940.
(c) Rate disclosed is the seven day effective yield as of December 31, 2023.
(d) Includes cash collateral for securities loaned in the amount of $181,077,583.  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.94%
Automotive — 1.52%
Modine Manufacturing Co.
(a) (b)
128,600 $ 7,677,420
Biotech & Pharma — 4.03%
ACADIA Pharmaceuticals, Inc.
(b)
277,500 8,688,525
Alkermes PLC
(b)
191,825 5,321,226
Halozyme Therapeutics, Inc.
(a) (b)
172,850 6,388,536
20,398,287
Consumer Services — 1.29%
Stride, Inc.
(b)
109,900 6,524,763
Electrical Equipment — 9.64%
AAON, Inc. 98,150 7,250,341
Alarm.com Holdings, Inc.
(b)
110,035 7,110,462
NEXTracker, Inc., Class A
(b)
153,400 7,186,790
SPX Technologies, Inc.
(b)
81,200 8,202,012
Vertiv Holdings Co., Class A 396,030 19,021,320
48,770,925
Food — 1.90%
BellRing Brands, Inc.
(b)
173,723 9,629,466
Health Care Facilities & Services — 4.41%
Fortrea Holdings, Inc.
(a) (b)
266,300 9,293,870
HealthEquity, Inc.
(a) (b)
97,000 6,431,100
Progyny, Inc.
(a) (b)
176,631 6,567,141
22,292,111
Household Products — 4.92%
e.l.f. Beauty, Inc.
(a) (b)
172,605 24,913,806
Internet Media & Services — 4.87%
TripAdvisor, Inc.
(b)
458,100 9,862,893
Upwork, Inc.
(b)
485,100 7,213,437
Yelp, Inc.
(b)
160,215 7,584,578
24,660,908
Leisure Facilities & Services — 7.33%
Dutch Bros, Inc., Class A
(b)
203,040 6,430,277
International Game Technology PLC 323,413 8,864,750
PENN Entertainment, Inc.
(b)
343,000 8,924,860
Wingstop, Inc. 50,085 12,850,809
37,070,696
Leisure Products — 1.88%
Axon Enterprise, Inc.
(a) (b)
36,745 9,492,336
Life Sciences Tools & Services — 1.50%
Azenta, Inc.
(a) (b)
116,220 7,570,571
Medical Equipment & Devices — 6.67%
Inari Medical, Inc.
(b)
103,750 6,735,450
Integer Holdings Corp.
(a) (b)
74,500 7,381,460

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Medical Equipment & Devices — (continued)
Merit Medical Systems, Inc.
(b)
130,845 $ 9,938,985
Neogen Corp.
(a) (b)
482,850 9,710,114
33,766,009
Oil & Gas Producers — 1.36%
Par Pacific Holdings, Inc.
(b)
189,579 6,894,988
Oil & Gas Services & Equipment — 3.49%
Weatherford International PLC
(b)
180,515 17,659,783
Retail - Consumer Staples — 1.29%
Ollie's Bargain Outlet Holdings, Inc.
(b)
85,700 6,503,773
Retail - Discretionary — 6.02%
Abercrombie & Fitch Co., Class A
(b)
129,765 11,447,868
Freshpet, Inc.
(b)
142,125 12,330,765
Urban Outfitters, Inc.
(b)
187,250 6,682,953
30,461,586
Semiconductors — 3.30%
Axcelis Technologies, Inc.
(a) (b)
72,250 9,370,102
MACOM Technology Solutions Holdings, Inc.
(b)
78,950 7,338,403
16,708,505
Software — 20.73%
AppFolio, Inc., Class A
(b)
35,695 6,183,802
AZEK Co., Inc. (The)
(b)
196,300 7,508,475
DigitalOcean Holdings, Inc.
(b)
302,400 11,095,056
Duolingo, Inc.
(b)
33,400 7,576,790
Evolent Health, Inc., Class A
(b)
320,470 10,585,124
Fastly, Inc., Class A
(b)
500,930 8,916,554
Five9, Inc.
(b)
92,500 7,278,825
Freshworks, Inc., Class A
(a) (b)
320,375 7,525,609
Informatica, Inc., Class A
(b)
322,680 9,160,885
Nutanix, Inc., Class A
(b)
333,920 15,924,644
Rapid7, Inc.
(b)
144,410 8,245,811
Zeta Global Holdings Corp., Class A
(a) (b)
546,111 4,816,699
104,818,274
Technology Hardware — 4.68%
Harmonic, Inc.
(b)
321,300 4,189,752
Super Micro Computer, Inc.
(b)
68,585 19,495,971
23,685,723
Technology Services — 2.88%
LiveRamp Holdings, Inc.
(b)
209,860 7,949,497
Shift4 Payments, Inc., Class A
(b)
89,150 6,627,411
14,576,908
Telecommunications — 2.23%
Frontier Communications Parent, Inc.
(a) (b)
444,552 11,264,948
Total Common Stocks (Cost $394,578,244) 485,341,786

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COLLATERAL FOR SECURITIES LOANED — 2.39%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%
(c)
$ 12,109,163
Total Collateral for Securities Loaned (Cost $12,109,163) 12,109,163
Total Investments — 98.33%
(Cost $406,687,407) 497,450,949
Other Assets in Excess of liabilities
(d)
— 1.67% 8,444,475
NET ASSETS — 100.00% $ 505,895,424
(a) All or a portion of the security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $11,700,169.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of December 31, 2023.
(d) Includes cash collateral for securities loaned in the amount of $83,191,715 .  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 93.30%
Banking — 19.03%
Citizens Financial Group, Inc. 264,670 $ 8,771,164
East West Bancorp, Inc.
(a)
82,325 5,923,284
First Citizens BancShares, Inc., Class A 7,401 10,501,796
First Horizon National Corp. 181,610 2,571,598
Huntington Bancshares, Inc. 543,284 6,910,572
KeyCorp 795,270 11,451,887
M&T Bank Corp. 43,890 6,016,441
Old National Bancorp 294,065 4,966,758
Wells Fargo & Co. 153,505 7,555,516
Zions Bancorp.
(a)
123,565 5,420,797
70,089,813
Chemicals — 4.77%
Celanese Corp.
(a)
43,190 6,710,430
Olin Corp.
(a)
133,990 7,228,760
Sherwin-Williams Co. (The) 11,614 3,622,407
17,561,597
Commercial Support Services — 5.17%
Aramark 269,175 7,563,817
Brink's Co. (The) 75,560 6,645,502
Republic Services, Inc. 15,745 2,596,508
Vestis Corp. 105,138 2,222,607
19,028,434
Containers & Packaging — 7.60%
Berry Plastics Group, Inc. 137,110 9,239,844
Crown Holdings, Inc. 61,180 5,634,066
Graphic Packaging Holding Co. 316,660 7,805,669
WestRock Co. 128,875 5,350,890
28,030,469
Electric Utilities — 3.32%
Alliant Energy Corp. 38,685 1,984,541
CenterPoint Energy, Inc. 164,845 4,709,621
CMS Energy Corp. 26,900 1,562,083
Edison International 28,150 2,012,443
Pinnacle West Capital Corp. 27,415 1,969,494
12,238,182
Electrical Equipment — 2.13%
AMETEK, Inc. 17,640 2,908,660
Johnson Controls International PLC 42,135 2,428,661
Roper Technologies, Inc. 4,640 2,529,589
7,866,910
Food — 1.37%
Ingredion, Inc. 46,480 5,044,474
Gas & Water Utilities — 1.28%
Atmos Energy Corp. 40,660 4,712,494

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Facilities & Services — 2.92%
Centene Corp.
(b)
27,575 $ 2,046,341
Henry Schein, Inc.
(a) (b)
32,280 2,443,919
Laboratory Corp. of America Holdings 27,670 6,289,113
10,779,373
Home & Office Products — 0.39%
Newell Brands, Inc. 165,111 1,433,163
Home Construction — 0.87%
Mohawk Industries, Inc.
(b)
30,805 3,188,318
Industrial Support Services — 3.49%
U-Haul Holding Co.
(a)
182,650 12,865,866
Insurance — 4.69%
Everest Re Group, Ltd. 21,800 7,708,044
Globe Life, Inc. 22,075 2,686,969
Markel Corp.
(b)
4,855 6,893,615
17,288,628
Machinery — 1.33%
Donaldson Co., Inc. 75,170 4,912,360
Medical Equipment & Devices — 1.79%
DENTSPLY SIRONA, Inc. 184,950 6,582,371
Oil & Gas Producers — 4.52%
Cheniere Energy, Inc. 38,405 6,556,118
Devon Energy Corp. 149,605 6,777,106
Pioneer Natural Resources Co. 14,810 3,330,473
16,663,697
Real Estate — 3.99%
American Tower Corp., Class A 31,585 6,818,570
Brixmor Property Group, Inc. 238,825 5,557,458
WP Carey, Inc. 35,705 2,314,041
14,690,069
REIT — 0.84%
Public Storage
(a)
10,155 3,097,275
Retail - Consumer Staples — 4.00%
Dollar General Corp. 81,625 11,096,919
Dollar Tree, Inc.
(a) (b)
25,555 3,630,088
14,727,007
Retail - Discretionary — 3.74%
Advance Auto Parts, Inc. 112,945 6,893,033
CarMax, Inc.
(b)
90,290 6,928,855
13,821,888
Specialty Finance — 2.49%
Synchrony Financial 240,215 9,173,811

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 0.71%
NCR Atleos Corp.
(b)
43,570 $ 1,058,315
NCR Corp.
(b)
91,940 1,554,706
2,613,021
Technology Services — 12.86%
Amdocs Ltd. 30,630 2,692,071
Dun & Bradstreet Holdings, Inc. 537,025 6,283,193
Fidelity National Information Services, Inc. 248,425 14,922,889
Global Payments, Inc. 90,850 11,537,949
TransUnion 124,000 8,520,040
Verisk Analytics, Inc. 14,395 3,438,390
47,394,532
Total Common Stocks (Cost $327,378,694) 343,803,752
COLLATERAL FOR SECURITIES LOANED — 1.10%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%
(c)
4,059,777 4,059,777
Total Collateral for Securities Loaned (Cost $4,059,777) 4,059,777
Total Investments — 94.40%
(Cost $331,438,471) 347,863,529
Other Assets in Excess of liabilities
(d)
— 5.60% 20,643,400
NET ASSETS — 100.00% $ 368,506,929
(a) All or a portion of the security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $3,927,617.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of December 31, 2023.
(d) Includes cash collateral for securities loaned in the amount of $27,926,537 .  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.16%
Automotive — 3.89%
Gentex Corp. 70,960 $ 2,317,554
Banking — 1.96%
First Citizens BancShares, Inc., Class A 820 1,163,555
Biotech & Pharma — 5.22%
Amgen, Inc. 2,555 735,891
Exelixis, Inc.
(a)
98,635 2,366,254
3,102,145
Chemicals — 4.63%
Ecolab, Inc. 13,876 2,752,305
Commercial Support Services — 5.97%
Cintas Corp. 5,893 3,551,476
E-Commerce Discretionary — 5.56%
eBay, Inc. 75,885 3,310,103
Electrical Equipment — 1.92%
Acuity Brands, Inc. 5,580 1,142,951
Leisure Facilities & Services — 3.35%
Starbucks Corp. 20,765 1,993,648
Machinery — 5.85%
Parker-Hannifin Corp. 7,553 3,479,668
Medical Equipment & Devices — 4.06%
Waters Corp.
(a)
7,347 2,418,853
Publishing & Broadcasting — 2.75%
Liberty Media Corp.- Liberty Sirius XM, Class C
(a)
56,921 1,638,186
Retail - Consumer Staples — 4.16%
Dollar General Corp. 18,215 2,476,329
Retail - Discretionary — 10.24%
O'Reilly Automotive, Inc.
(a)
2,777 2,638,372
Ross Stores, Inc. 24,920 3,448,678
6,087,050
Semiconductors — 13.50%
Lam Research Corp. 3,715 2,909,810
NVIDIA Corp. 4,750 2,352,295
Teradyne, Inc. 25,517 2,769,105
8,031,210
Software — 4.14%
Fortinet, Inc.
(a)
42,090 2,463,528
Specialty Finance — 9.33%
Capital One Financial Corp. 21,735 2,849,894
Synchrony Financial 70,900 2,707,671
5,557,565

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 5.20%
Zebra Technologies Corp., Class A
(a)
11,320 $ 3,094,096
Transportation & Logistics — 1.92%
Union Pacific Corp. 4,662 1,145,080
Transportation Equipment — 3.51%
Allison Transmission Holdings, Inc. 35,955 2,090,783
Total Common Stocks/ Investments — 97.16%
(Cost $50,306,896) 57,816,085
Other Assets in Excess of Liabilities  — 2.84% 1,689,428
NET ASSETS — 100.00% $ 59,505,513
(a) Non-income producing security.

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96.01%
Asset Management — 1.99%
Hamilton Lane, Inc., Class A 9,265 $ 1,051,022
Automotive — 2.96%
Gentex Corp. 48,005 1,567,843
Banking — 4.75%
First Citizens BancShares, Inc., Class A 885 1,255,788
First Commonwealth Financial Corp. 39,780 614,203
First Financial Bankshares, Inc. 14,600 442,380
Live Oak Bancshares, Inc. 4,382 199,381
2,511,752
Biotech & Pharma — 2.62%
Exelixis, Inc.
(a)
57,735 1,385,063
Chemicals — 2.81%
Huntsman Corp. 27,965 702,760
Orion Engineered Carbons SA 28,195 781,848
1,484,608
Commercial Support Services — 1.79%
Cintas Corp. 1,570 946,176
Construction Materials — 1.63%
Owens Corning 5,825 863,440
Containers & Packaging — 1.56%
International Paper Co. 22,780 823,497
E-Commerce Discretionary — 2.58%
eBay, Inc. 31,290 1,364,870
Electrical Equipment — 3.68%
Acuity Brands, Inc. 5,005 1,025,174
Advanced Energy Industries, Inc. 8,425 917,651
1,942,825
Food — 3.56%
John B. Sanfilippo & Son, Inc. 4,060 418,342
Lancaster Colony Corp. 8,790 1,462,569
1,880,911
Gas & Water Utilities — 1.17%
UGI Corp. 25,210 620,166
Health Care Facilities & Services — 2.39%
Medpace Holdings, Inc.
(a)
530 162,461
Quest Diagnostics, Inc. 7,990 1,101,661
1,264,122
Home & Office Products — 1.53%
Tempur Sealy International, Inc. 15,840 807,365
Home Construction — 4.62%
Masco Corp. 21,930 1,468,871

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Home Construction — (continued)
PulteGroup, Inc. 9,390 $ 969,236
2,438,107
Institutional Financial Services — 0.68%
Nasdaq, Inc. 6,210 361,049
Insurance — 4.31%
Brown & Brown, Inc. 18,943 1,347,037
Old Republic International Corp. 31,715 932,421
2,279,458
Machinery — 1.64%
Graco, Inc. 6,010 521,427
Parker-Hannifin Corp. 755 347,829
869,256
Medical Equipment & Devices — 3.42%
Align Technology, Inc.
(a)
700 191,800
DENTSPLY SIRONA, Inc. 18,270 650,229
Waters Corp.
(a)
2,945 969,582
1,811,611
Oil & Gas Producers — 5.26%
Coterra Energy, Inc. 69,345 1,769,685
Devon Energy Corp. 22,364 1,013,089
2,782,774
Real Estate — 7.21%
American Assets Trust, Inc. 28,090 632,306
Apple Hospitality REIT, Inc. 56,010 930,326
Gaming and Leisure Properties, Inc. 34,474 1,701,292
National Storage Affiliates Trust 13,270 550,307
3,814,231
REIT — 1.07%
Matson, Inc. 5,140 563,344
Retail - Consumer Staples — 1.82%
Dollar General Corp. 7,100 965,245
Retail - Discretionary — 2.01%
Advance Auto Parts, Inc. 8,570 523,027
Ross Stores, Inc. 3,920 542,489
1,065,516
Semiconductors — 6.41%
Cirrus Logic, Inc.
(a)
10,545 877,239
IPG Photonics Corp.
(a)
7,310 793,427
Power Integrations, Inc. 8,860 727,495
Teradyne, Inc. 9,125 990,244
3,388,405
Software — 4.63%
Akamai Technologies, Inc.
(a)
4,175 494,111

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — (continued)
Concentrix Corp. 7,105 $ 697,782
SS&C Technologies Holdings, Inc. 20,610 1,259,477
2,451,370
Specialty Finance — 2.10%
Synchrony Financial 29,110 1,111,711
Steel — 1.36%
Steel Dynamics, Inc. 6,110 721,591
Technology Hardware — 3.55%
NetApp, Inc. 8,080 712,333
Zebra Technologies Corp., Class A
(a)
4,255 1,163,019
1,875,352
Technology Services — 3.78%
Leidos Holdings, Inc. 11,845 1,282,103
Science Applications International Corp. 5,775 717,948
2,000,051
Transportation & Logistics — 2.60%
Expeditors International of Washington, Inc. 10,830 1,377,576
Transportation Equipment — 3.15%
Allison Transmission Holdings, Inc. 28,640 1,665,416
Wholesale - Discretionary — 1.37%
Pool Corp. 1,820 725,652
Total Common Stocks/Investments — 96.01%
(Cost $48,242,831) 50,781,375
Other Assets in Excess of Liabilities  — 3.99% 2,110,732
NET ASSETS — 100.00% $ 52,892,107
(a) Non-income producing security.

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.39%
Advertising & Marketing — 0.93%
Gambling.com Group Ltd.
(a)
19,075 $ 185,981
Aerospace & Defense — 2.00%
Triumph Group, Inc.
(a)
24,141 400,258
Asset Management — 2.97%
B. Riley Financial, Inc.
(b)
11,421 239,727
Vitesse Energy, Inc. 16,235 355,384
595,111
Automotive — 0.92%
Holley, Inc.
(a)
37,600 183,112
Beverages — 1.14%
BRC, Inc.
(a)
63,000 228,690
Biotech & Pharma — 3.40%
OmniAb, Inc.
(a)
55,975 345,366
PetIQ, Inc., Class A
(a)
16,925 334,269
679,635
Commercial Support Services — 2.80%
Acacia Research Corp.
(a)
64,810 254,055
TrueBlue, Inc.
(a)
20,000 306,800
560,855
E-Commerce Discretionary — 4.69%
1-800-FLOWERS.COM, Inc., Class A
(a)
32,112 346,167
Beyond, Inc.
(a)
13,300 368,278
RealReal, Inc. (The)
(a)
111,541 224,197
938,642
Electrical Equipment — 3.54%
Babcock & Wilcox Enterprises, Inc.
(a)
51,500 75,190
FARO Technologies, Inc.
(a)
16,295 367,126
nLIGHT, Inc.
(a)
19,600 264,600
706,916
Food — 2.07%
Limoneira Co.
(a)
20,035 413,322
Insurance — 0.92%
SelectQuote, Inc.
(a)
135,075 185,053
Internet Media & Services — 5.14%
Groupon, Inc.
(a)
19,775 253,911
LiveOne, Inc.
(a)
125,005 173,757
Nerdy, Inc., Class A
(a)
79,700 273,371
TrueCar, Inc.
(a)
94,472 326,874
1,027,913
Leisure Facilities & Services — 6.52%
Bally's Corp.
(a)
25,700 358,258
Carrols Restaurant Group, Inc.
(a)
41,150 324,262

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Leisure Facilities & Services — (continued)
Noodles & Co.
(a)
83,400 $ 262,710
Red Robin Gourmet Burgers, Inc.
(a)
28,810 359,261
1,304,491
Machinery — 1.53%
Ranpak Holdings Corp., Class A
(a)
52,740 306,947
Medical Equipment & Devices — 4.80%
Quanterix Corp.
(a)
19,740 539,691
Zimvie, Inc.
(a)
23,775 422,006
961,697
Oil & Gas Producers — 4.83%
Matador Resources Co. 11,990 681,752
SandRidge Energy, Inc. 20,885 285,498
967,250
Oil & Gas Services & Equipment — 4.58%
Helix Energy Solutions Group, Inc.
(a)
39,338 404,395
Newpark Resources, Inc.
(a)
76,970 511,080
915,475
Publishing & Broadcasting — 2.88%
Gannett Co., Inc.
(a)
115,000 264,500
Townsquare Media, Inc., Class A
(a)
29,440 310,886
575,386
REIT — 1.25%
Farmland Partners, Inc. 20,020 249,850
Retail - Discretionary — 8.33%
Aaron's Co., Inc. (The)
(a)
24,380 265,254
Aspen Aerogels, Inc.
(a)
32,775 517,189
GrowGeneration Corp.
(a)
92,958 233,325
Hibbett, Inc. 4,300 309,686
Vera Bradley, Inc.
(a)
44,250 340,724
1,666,178
Software — 8.63%
Brightcove, Inc.
(a)
37,775 97,837
Cantaloupe, Inc.
(a)
56,987 422,274
Donnelley Financial Solutions, Inc.
(a)
4,763 297,068
LivePerson, Inc.
(a)
59,400 225,126
OneSpan, Inc.
(a)
22,097 236,880
Porch Group, Inc.
(a)
145,600 448,448
1,727,633
Specialty Finance — 4.34%
Applied Digital Corp.
(a)
65,260 439,851
Oportun Financial Corp.
(a)
41,549 162,457
PRA Group, Inc.
(a)
10,099 264,594
866,902

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 7.05%
3D Systems Corp.
(a)
46,000 $ 292,100
Comtech Telecommunications Corp. 26,235 221,161
NETGEAR, Inc.
(a)
18,800 274,104
PlayAGS, Inc.
(a)
43,200 364,176
Turtle Beach Corp.
(a)
23,605 258,475
1,410,016
Telecommunications — 2.34%
Spok Holdings, Inc.
(a)
30,285 468,812
Transportation & Logistics — 5.24%
Nordic American Tankers Ltd. 69,530 292,026
Overseas Shipholding Group, Inc., Class A
(a)
143,320 755,297
1,047,323
Transportation Equipment — 1.16%
AerSale Corp.
(a)
18,307 232,407
Wholesale - Consumer Staples — 1.37%
Calavo Growers, Inc. 9,300 273,513
Wholesale - Discretionary — 2.02%
G-III Apparel Group Ltd.
(a)
11,895 404,192
Total Common Stocks (Cost $15,654,966) 19,483,560
RIGHTS - 0.04% Shares Fair Value
Groupon, Inc. Rights
(b)(c)
19,775 $ 8,108
Total Rights Cost ($–) 8,108
COLLATERAL FOR SECURITIES LOANED — 0.15%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%
(d)
29,922 29,922
Total Collateral for Securities Loaned (Cost $29,922) 29,922
Total Investments — 97.58%
(Cost $15,684,888) 19,521,590
Other Assets in Excess of liabilities
(e)
— 2.42% 484,902
NET ASSETS — 100.00% $ 20,006,492
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $30,554.
(c) Security is currently being valued according to the fair value procedures of the Adviser, as Valuation
Designee, under oversight of the Board's Pricing & Liquidity Committee.
(d) Rate disclosed is the seven day effective yield as of December 31, 2023.
(e) Includes cash collateral for securities loaned in the amount of $217,247.  This cash is held deposit accounts as part of the IntraFi Network Deposit Placement Agreement.

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.57%
Advertising & Marketing — 1.22%
Omnicom Group, Inc. 1,515 $ 131,062
Aerospace & Defense — 1.80%
Textron, Inc. 2,415 194,214
Apparel & Textile Products — 1.71%
Crocs, Inc.
(a)
590 55,112
Deckers Outdoor Corp.
(a)
70 46,790
Skechers U.S.A., Inc., Class A
(a)
1,335 83,224
185,126
Automotive — 0.49%
BorgWarner, Inc. 1,475 52,879
Banking — 6.76%
Bank OZK 2,430 121,087
Cullen/Frost Bankers, Inc. 1,730 187,688
East West Bancorp, Inc. 635 45,688
Fifth Third Bancorp 5,890 203,145
Wintrust Financial Corp. 760 70,490
Zions Bancorp. 2,365 103,753
731,851
Biotech & Pharma — 1.61%
Biogen, Inc.
(a)
245 63,399
Exelixis, Inc.
(a)
1,790 42,942
United Therapeutics Corp.
(a)
310 68,166
174,507
Chemicals — 6.22%
CF Industries Holdings, Inc. 3,065 243,667
Dow, Inc. 1,660 91,034
Eastman Chemical Co. 1,025 92,066
Mosaic Co. (The) 3,620 129,343
Olin Corp. 2,160 116,532
672,642
Commercial Support Services — 2.06%
Cintas Corp. 245 147,652
Clean Harbors, Inc.
(a)
430 75,039
222,691
Construction Materials — 2.59%
Owens Corning 1,885 279,414
Electric Utilities — 0.54%
OGE Energy Corp. 1,660 57,984
Electrical Equipment — 5.99%
Acuity Brands, Inc. 415 85,004
AMETEK, Inc. 460 75,849
Hubbell, Inc. 395 129,927
nVent Electric PLC 2,415 142,703

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Electrical Equipment — (continued)
Trane Technologies PLC 610 $ 148,780
Vontier Corp. 1,925 66,509
648,772
Engineering & Construction — 3.31%
EMCOR Group, Inc. 920 198,195
TopBuild Corp.
(a)
425 159,061
357,256
Food Products — 0.80%
Hershey Co. (The) 465 86,695
Health Care Facilities & Services — 6.99%
Cardinal Health, Inc. 1,565 157,752
Centene Corp.
(a)
2,245 166,601
IQVIA Holdings, Inc.
(a)
995 230,224
Laboratory Corp. of America Holdings 405 92,052
Quest Diagnostics, Inc. 780 107,546
754,175
Home Construction — 2.39%
PulteGroup, Inc. 1,480 152,766
Taylor Morrison Home Corp.
(a)
1,980 105,633
258,399
Hotels, Restaurants & Leisure — 0.50%
Darden Restaurants, Inc. 330 54,219
Industrial Support Services — 1.35%
W.W. Grainger, Inc. 176 145,849
Institutional Financial Services — 1.13%
Bank of New York Mellon Corp. (The) 2,355 122,578
Insurance — 4.28%
Aflac, Inc. 1,195 98,588
Hartford Financial Services Group, Inc. (The) 1,345 108,111
Principal Financial Group, Inc. 1,775 139,639
Reinsurance Group of America, Inc. 715 115,673
462,011
Leisure Facilities & Services — 0.98%
Boyd Gaming Corp. 465 29,114
Hilton Worldwide Holdings, Inc. 420 76,477
105,591
Machinery — 4.44%
AGCO Corp. 1,755 213,074
Donaldson Co., Inc. 2,070 135,275
Lincoln Electric Holdings, Inc. 365 79,373
Snap-on, Inc. 180 51,991
479,713

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Medical Equipment & Devices — 2.85%
Agilent Technologies, Inc. 580 $ 80,637
Bruker Corp. 2,160 158,717
Mettler-Toledo International, Inc.
(a)
57 69,139
308,493
Oil & Gas Producers — 6.12%
Cheniere Energy, Inc. 900 153,639
Coterra Energy, Inc. 8,165 208,370
Devon Energy Corp. 2,155 97,622
HF Sinclair Corp. 2,210 122,810
Murphy USA, Inc. 220 78,443
660,884
Publishing & Broadcasting — 0.44%
Nexstar Media Group, Inc. 305 47,809
Real Estate — 2.08%
Gaming and Leisure Properties, Inc. 1,285 63,415
Mid-America Apartment Communities, Inc. 360 48,406
Weyerhaeuser Co. 3,250 113,002
224,823
Real Estate Services — 0.70%
CBRE Group, Inc., Class A
(a)
810 75,403
Retail - Consumer Staples — 2.07%
Casey's General Stores, Inc. 815 223,913
Retail - Discretionary — 5.25%
AutoNation, Inc.
(a)
465 69,834
Builders FirstSource, Inc.
(a)
1,970 328,871
O'Reilly Automotive, Inc.
(a)
102 96,908
Ulta Beauty, Inc.
(a)
145 71,049
566,662
Semiconductors — 0.81%
Microchip Technology, Inc. 965 87,024
Software — 2.35%
Manhattan Associates, Inc.
(a)
955 205,630
Teradata Corp.
(a)
1,105 48,079
253,709
Specialty Finance — 2.73%
Capital One Financial Corp. 1,245 163,244
Synchrony Financial 3,440 131,374
294,618
Steel — 2.81%
Commercial Metals Co. 1,735 86,819
Nucor Corp. 955 166,209
Reliance Steel & Aluminum Co. 180 50,342
303,370

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 5.48%
Dell Technologies, Inc., Class C 915 $ 69,998
F5, Inc.
(a)
310 55,484
Hewlett Packard Enterprise Co. 5,675 96,362
Jabil, Inc. 1,780 226,771
NetApp, Inc. 1,645 145,023
593,638
Technology Services — 4.96%
Amdocs Ltd. 1,425 125,243
Cognizant Technology Solutions Corp., Class A 2,075 156,724
ExlService Holdings, Inc.
(a)
1,970 60,775
FleetCor Technologies, Inc.
(a)
230 65,000
Science Applications International Corp. 1,030 128,050
535,792
Transportation & Logistics — 0.51%
Landstar System, Inc. 285 55,190
Wholesale - Consumer Staples — 1.69%
Archer-Daniels-Midland Co. 2,525 182,356
Wholesale - Discretionary — 0.56%
LKQ Corp. 1,260 60,215
Total Common Stocks/ Investments — 98.57%
(Cost $9,693,116) 10,651,527
Other Assets in Excess of Liabilities  — 1.43% 154,304
NET ASSETS — 100.00% $ 10,805,831
(a) Non-income producing security.